Deferred compensation awards - Activity relating to NSUs and CSUs (Detail)	12 Months Ended
	Mar. 31, 2023 ¥ / shares shares
NSUs [Member]
Outstanding
Outstanding (number of units), Beginning	17,998,325
Outstanding (number of units), Granted	15,228,667
Outstanding (number of units), Vested	(12,281,557)
Outstanding (number of units), Forfeited	(348,893)
Outstanding (number of units), Ending	20,596,542
Stock price
Stock price, Beginning | ¥ / shares	¥ 445
Stock price, Granted | ¥ / shares	494	[1]
Stock price, Vested | ¥ / shares	503	[2]
Stock price, Ending | ¥ / shares	¥ 484	[3]
CSUs [Member]
Outstanding
Outstanding (number of units), Beginning	937,156
Outstanding (number of units), Granted	15,061,452
Outstanding (number of units), Vested	(2,775,837)
Outstanding (number of units), Forfeited	(627,484)
Outstanding (number of units), Ending	12,595,287
Stock price
Stock price, Beginning | ¥ / shares	¥ 606
Stock price, Granted | ¥ / shares	494
Stock price, Vested | ¥ / shares	497	[2]
Stock price, Ending | ¥ / shares	¥ 509	[3]

[1]	Weighted-average price of the Company’s common stock used to determine number of awards granted.
[2]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards.
[3]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2023.